SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund

Supplement dated October 6, 2008 to the
Class A Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional International Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 36 is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-250 (10/08)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated October 6, 2008 to the
Class I Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional International Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in the Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 19 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-251 (10/08)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Tax-Managed International Equity Fund

Supplement dated October 6, 2008 to the
Class A Shares Prospectus dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional International Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in the Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 19 is hereby deleted and replaced with the following:

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-252 (10/08)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
Tax-Managed International Equity Fund

Supplement dated October 6, 2008
to the Statement of Additional Information ("SAI") dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Institutional International Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-80 is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-253 (10/08)